Summary of Significant Accounting Policies (Details Narrative)		7 Months Ended	12 Months Ended
	Jun. 05, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment
Short-term investments original maturity			3 months
Business acquisition payments		$ 544,400,000
Business combination, consideration transferred		319,015,000	$ 319,015,000
Minimum service period duration for employee severance pay benefit, description			The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract.
Members of Board of Directors [Member]
Stock-based compensation arrangements, vesting period			1 year
Employee [Member]
Stock-based compensation arrangements, vesting period			3 years
Minimum [Member]
Finite-lived intangible asset, useful life			8 years
Maximum [Member]
Finite-lived intangible asset, useful life			10 years
Operating segments | Segment			2
Reportable segments | Segment			2
Accounts Payable [Member]
Purchases of property, plant, and equipment		20,800,000
Short-term Debt [Member]
Purchases of property, plant, and equipment		14,700,000
Hana Investments [Member]
Business acquisition payments		150,000,000
Hana Loan Agreement [Member]
Origination fee	$ 600,000	600,000
Relationship Agreement [Member] | Hana Investments [Member]
Business combination, consideration transferred	$ 2,100,000	$ 2,100,000